Mortgage Servicing Rights - Changes in Fair Value of Capitalized MSRs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Transfers and Servicing of Financial Assets [Abstract]
Balance at beginning of period	$ 2,210	$ 2,546	$ 2,791
Rights purchased	42	34	20
Rights capitalized	1,136	1,030	559
Rights sold	2	3	5
Changes in fair value of MSRs
Due to fluctuations in market interest rates	272	(719)	(390)
Due to revised assumptions or models	(196)	(12)	23
Other changes in fair value	(513)	(672)	(462)
Balance at end of period	$ 2,953	$ 2,210	$ 2,546